10. Deferred and recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2018
Deferred And Recoverable Taxes Tables
Schedule of recoverable taxes
	12/31/2018	12/31/2017
Prepaid and recoverable income taxes (*)	268,428	66,786
Withholding income tax (IRRF)	4,744	7,308
PIS and COFINS (*)	163,921	408
Withholding tax of public institutions	6,812	6,127
Value added tax (IVA)	5,649	5,431
Other	7,115	4,195
Total	456,669	90,255

Current	360,796	83,210
Noncurrent	95,873	7,045

(*) In 2018, the subsidiaries Smiles Fidelidade and GLA recorded extemporaneous tax credits of income tax, social contribution, PIS and COFINS related to the last five fiscal years in the amounts of R$262,252 and R$128,942, respectively, of which R$43,222 was used in the year ended December 31, 2018.

Schedule of deferred tax assets (liabilities) - noncurrent
	12/31/2018	12/31/2017
Net operating losses carryforward:
Income tax losses	75,367	129,316
Negative basis of social contribution	27,132	46,555

Temporary differences:
Allowance for doubtful accounts and other credits	72,845	63,585
Breakage provision	(172,869)	-
Provision for losses on GLA’s acquisition	143,350	143,350
Provision for legal proceedings and tax liabilities	94,137	83,263
Provision for aircraft return	62,642	68,438
Derivative transactions	5,335	9,603
Tax benefit due to goodwill amortization	-	14,588
Slots	(353,226)	(353,226)
Depreciation of engines and spare parts	(174,129)	(167,913)
Reversal of goodwill amortization on GLA’s acquisition	(127,659)	(127,659)
Aircraft leases	30,956	34,660
Other	162,651	143,949
Total deferred taxes, net	(153,468)	88,509

Deferred tax assets	73,822	276,514
Deferred tax liabilities	(227,290)	(188,005)

Schedule of net operating losses carryforward
	GLAI		GLA		Smiles
	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Income tax losses	170,418	172,547	5,631,209	4,134,099	522,743	758,289
Negative basis of social contribution	170,418	172,547	5,631,209	4,134,099	522,743	758,289

Schedule of reconciliation of income taxes expense
	12/31/2018	12/31/2017 (As restated)	12/31/2016 (As restated)
Income (loss) before income taxes	(482,596)	70,604	1,357,788
Income tax and social contribution tax rate	34%	34%	34%
Income at the statutory combined tax rate	164,083	(24,005)	(461,648)

Adjustments to calculate the effective tax rate:
Equity pick up method	132	185	(435)
Tax income (losses) from wholly-owned subsidiaries	201,043	(106,533)	56,239
Income tax on permanent differences and other	161,815	(65,718)	3,803
Nondeductible expenses, net	-	-	(41,913)
Exchange variation on foreign investments	(173,964)	(20,225)	242,190
Interest attributable to shareholders’ equity	6,998	4,817	3,543
Benefit on tax losses and temporary differences constituted (not constituted)	(653,343)	291,002	(60,837)
Use of tax losses in tax installment payment programs (*)	(3,892)	227,690	-
Total income taxes	(297,128)	307,213	(259,058)

Income taxes
Current	(52,139)	(239,846)	(257,944)
Deferred	(244,989)	547,059	(1,114)
Total income taxes	(297,128)	307,213	(259,058)

(*) On March 10, 2017, the subsidiary GLA adhered to the Tax Regularization Program (“PRT”), including tax debts that matured on November 30, 2016. The PRT program was consolidated on June 29, 2018, which resulted in reduced debt and lower use of tax credit.